Net Investment in Direct Financing Lease (Tables)	12 Months Ended
Dec. 31, 2018
Net Investment in Direct Financing Lease [Abstract]
Schedule of Components of Leveraged Lease Investments [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2018	2017
Total minimum lease payments to be received	$1,066	$1,126
Less: amounts representing estimated executory costs	(201)	(211)
Minimum lease payments receivable	$865	$915
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(564)	(609)
Net investment in direct financing lease	$484	$489
Principal due within one year (included in Receivables and other current assets)	9	8
Net investment in direct financing lease – long-term	$475	$481

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum lease payments to be received for the next five years:

For the	Year ended December 31
millions of Canadian dollars	2019	2020	2021	2022	2023
Minimum lease payments to be received	$65	$65	$65	$65	$64
Less: amounts representing estimated executory costs	(12)	(12)	(12)	(12)	(12)
Minimum lease payments receivable	$53	$53	$53	$53	$52